Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

10.Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2022	2023
	(As adjusted)
	RMB	RMB
License of copyright	3,530	4,098
Purchased software	19,115	23,264
Trademark	567	44
Brands(i)	—	34,522
Channel relations(i)	—	32,430
Total intangible assets	23,212	94,358
Less: accumulated amortization	(14,283)	(23,203)
Less: accumulated impairment	(1,377)	(1,377)
Intangible assets, net	7,552	69,778
(i)

The brands and channel relations were transferred from SS North Asia as a result of a business combination under common control (refer to Note 1 (e)), and recognized at the historical cost recorded by the former parent of SS North Asia in accordance with ASC 805-50.

Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were RMB4,774, RMB5,367 and RMB8,892, respectively. The Group recorded nil, RMB1,377 and nil impairment losses for the years ended December 31, 2021, 2022 and 2023, respectively.

The estimated amortization expenses for each of next five years and thereafter is as follows as follows:

Amortization expense of
intangible assets
RMB
2024	12,885
2025	10,368
2026	9,465
2027	8,858
2028	8,858
Thereafter	19,344